2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Details
Working capital deficiency	$ (1,137,611)	$ (703,010)	$ (214,915)
Net loss for the year	(918,474)	(633,173)	(523,905)
Deficit	$ (77,905,247)	$ (76,986,773)	$ (76,353,600)